Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of income and expenses - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of income and expenses [Abstract]
Cost of materials	[1]	$ 63,945	$ 54,745	$ 69,766
Salary and related expenses		17,486	17,957	16,941
Subcontractors		4,892	4,876	4,451
Depreciation and amortization		3,627	3,248	2,991
Energy		1,464	1,626	1,551
Other manufacturing expenses		1,298	575	712
Total expenses		92,712	83,027	96,412
Decrease (increase) in inventories		(19,398)	2,667	(18,962)
Total Cost of goods sold		73,314	85,694	77,450
Salary and related expenses		5,076	6,045	5,897
Subcontractors		3,656	4,794	5,196
Materials and allocation of facility costs		1,896	1,682	966
Depreciation and amortization		616	725	663
Others		113	363	337
Total Research and development		11,357	13,609	13,059
Salary and related expenses		1,930	1,639	1,467
Marketing support		136	144	103
Packing, shipping and delivery		912	750	504
Marketing and advertising		1,193	586	788
Registration and marketing fees		1,262	934	917
Others		845	465	591
Total Selling and marketing		6,278	4,518	4,370
Salary and related expenses		3,853	3,870	3,475
Employees welfare		1,259	978	1,296
Professional fees and public company expense		4,982	3,055	2,162
Depreciation, amortization and impairment		875	779	717
Communication and software services		977	924	799
Others		690	533	745
Total General and administrative		12,636	10,139	9,194
Financial income
Interest income and gains from marketable securities		295	1,027	1,146
Financial expense
Fees and interest paid to financial institutions		1,277	266	293
Financial income and (expense)
Derivatives instruments measured at fair value		(565)	(1,097)	(512)
Translation differences of financial assets and liabilities		358	(438)	(139)
Bond securities measured at fair value			102	(5)
Total Financial expense(income)		$ (1,189)	$ (672)	$ 197

[1]	costs of materials for the year ended December 31, 2021 includes $24,282 of inventory obtained in connection with the business combination. Refer to Note 5b for further detail on the business combination.